Business Combinations and Dispositions - Assets held for sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss	$ 8,596,201
Discontinued Operations, Held-for-sale [Member] | Businesses In Maryland, Nevada, Massachusetts, And Puerto Rico [Member]
Assets held for sale
Property and equipment	2,217,143
Intangible assets	662,501
Operating lease, right-of-use-asset	1,268,145
Deposits	92,992
Total assets held for sale	4,240,781
Liabilities held for sale
Right of Use Liability	1,319,847
Total liabilities held for sale	$ 1,319,847
Discontinued Operations, Held-for-sale [Member] | Businesses In Maryland, Arizona, Nevada, and Massachusetts [Member]
Assets held for sale
Property and equipment		$ 69,431,818
Intangible assets		662,501
Operating lease, right-of-use-asset		3,508,869
Deferred Tax Assets		360,000
Deposits		3,104,291
Total assets held for sale		77,067,479
Liabilities held for sale
Right of Use Liability		75,525,255
Total liabilities held for sale		$ 75,525,255